UNEARNED REVENUES	12 Months Ended
Dec. 31, 2017
Deferred Revenue Disclosure [Abstract]
UNEARNED REVENUES

20.     UNEARNED REVENUES

Refers to the amounts received in advance for the assignment of the right to the commercial operation and use of infrastructure assets that are recognized in revenues over the effective period of the underlying agreements and prepaid mobile telephone services that are recognized in revenue when the customers use the services.